Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
Schedule Of Prepaid Expenses

	2018	2017
Prepaid services	$252	$253
Prepaid bonds for German statutory costs	199	62
Prepaid licenses, software tools and support	51	404
Prepaid inventory and production tooling	-	121
Prepaid advertising	-	75
Prepaid insurance	19	54
Other prepaid expenses	17	33
	$538	$1,002